Subsequent Events - Additional Information (Details) - USD ($)	Feb. 24, 2026	Jul. 31, 2025	Dec. 03, 2024	Aug. 03, 2023	Dec. 31, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Common stock, par value					$ 0.0001	$ 0.0001
Class A Common Shares [Member]
Subsequent Event [Line Items]
Stock repurchase program, authorized amount		$ 40,000,000	$ 30,000,000	$ 20,000,000
Stock repurchase program, expiration date		Jul. 31, 2026	Dec. 02, 2025	Aug. 10, 2024
Class A Common Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, par value	$ 0.0001
Stock repurchase program, expiration date	Feb. 24, 2027
Class A Common Shares [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Stock repurchase program, authorized amount	$ 50,000,000